Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5. Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2017	2018
Buildings	$4,764,519	$—
Computers and office equipment	4,498,081	4,198,086
Vehicles	344,788	294,712
Information technology equipment	263,007	250,400
Machinery	83,175	44,574
	$9,953,570	$4,787,772
Less: accumulated depreciation	(5,916,276)	(3,771,265)

	$4,037,294	$1,016,507

Depreciation expense for property and equipment was $1,455,654, $1,126,590 and $933,833 for the years ended December 31, 2016, 2017 and 2018, respectively.

In early 2016, the Company sold certain of its properties located in Beijing and Shanghai with cost of $6,076,530 and carrying amount $3,808,471. The Company recognized a gain of $5,778,669 in other operating income in connection with these sales.

In 2017, the Company committed to a plan to sell the shares of Bright Rainbow to a third-party. Bright Rainbow owns the entire share capital of Shanghai HJX, which owns the land use rights to the land plot located in the Qingpu district of Shanghai and all the related buildings, fixtures and related facilities with carrying amount $16,546,694. The land use rights and related building were reclassified to held-for-sale assets as of December 31, 2017. The sale was subsequently completed in 2018. The Company recognized a gain of $32,503,096 in other income in connection with this sale during 2018. As of December 31 2018, the Company had received net proceeds
(“Proceeds”)
of $47.5 million from the sale and recorded a remaining receivable of $2.4 million, net of withholding taxes, from the buyer in the consolidated balance sheets.

In 2018, the Company paid a one-time cash dividend on the Company’s ordinary shares of $0.75 per ordinary share. This cash dividend was paid on June 22, 2018 to shareholders of record on June 4, 2018. The aggregate amount of cash dividends paid was approximately $40 million, comprising of the Proceeds and an amount of share premium.

As of December 31,
2018, the Company classified buildings with carrying amount $2,411,294 as held-for-sale as the Company reached an agreement on December 10, 2018 to sell its prior principal office to a third-party. The Company received an advance of $5,099,365 from the buyer as of December 31, 2018.